Stable Value Fund	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Stable Value Fund	Stable Value Fund
The Plan offers a stable value investment option, the U.S. Bank Stable Value Fund (the “Fund”). The Fund invests in fully benefit-responsive investment contracts, including synthetic guaranteed investment contracts (“GICs”).
These contracts meet the fully benefit-responsive investment contract criteria and, therefore, are reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals, and administrative expenses.
The following table denotes the contract value of the synthetic investment contracts held by the Plan:

	December 31,
	2025	2024
Synthetic guaranteed investment contracts	$509,340,976	$490,140,648
Total	$509,340,976	$490,140,648
The synthetic GICs consist of two parts: an underlying investment owned directly by the Plan and a wrapper contract purchased from an insurance company. The wrapper contract guarantees full payment of principal and interest. The wrapper contract amortizes realized and unrealized gains and losses on the underlying fixed income investments, typically over the duration of the investments, through adjustments to the future interest crediting rate. These investments are credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses.
The Plan’s ability to receive amounts due in accordance with the fully benefit-responsive investment contracts is dependent on the third-party issuers’ ability to meet their financial obligations. The issuers’ ability to meet its contractual obligations may be affected by future economic and regulatory developments.
Certain events may limit the ability of the Plan to transact at contract value with the contract issuer. Examples of such events include the following:
•Premature termination of the contracts by the Plan
•Material amendments to the Plan’s documents or administration
•Changes to the Plan’s competing investment options, including the elimination of equity wash provisions
•Complete or partial termination of the Plan, including merger with another plan
•The failure of the Plan to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA
•Bankruptcy of the Plan Sponsor or other Plan Sponsor event that causes a significant withdrawal from the Plan
•Any change in law, regulation, ruling, administrative or judicial position, or accounting requirement applicable to the Plan
•The delivery of any communication to the Plan’s participants designed to influence a participant not to invest in the investment option
At this time, the Plan Sponsor does not believe that the occurrence of any such market value event that would limit the Plan’s ability to transact at contract value with participants is probable.
In addition, certain events allow the issuers to terminate the contracts with the Plan and settle at an amount different from contract value. Those events may be different under each contract. Examples of such events include the following:
•An uncured violation of the Plan’s investment guidelines
•A breach of material obligation under the contract
•A material misrepresentation
•A material amendment to the agreements without the consent of the issuer
The Fund owns units of the SEI Trust Company Short-Term Investment Fund II, which serve as the Fund’s short-term liquidity vehicle.